Schwab Funds®
211 Main Street
San Francisco, CA 94105
May 4, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	The Charles Schwab Family of Funds File Nos. 33-31894 and 811-5954
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the forms of the prospectuses and Statements of Additional Information, dated April 30, 2010, for each series of the above-named Trust that would have been filed pursuant to Rule 497(c) of the Securities Act would not have differed from the prospectuses and Statements of Additional Information contained in Post-Effective Amendment No.75 to the Trust’s Registration Statement under the Securities Act, as filed electronically with the Securities and Exchange Commission on April 27, 2010.
Sincerely,
/s/ Hsin Chau
Hsin Chau
Corporate Counsel
Charles Schwab Investment Management, Inc.